Investment in Diana Containerships Inc., textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 [EquityMethodInvesteeMember]	Dec. 31, 2010 [SubsidiariesMember]
Schedule of Equity Method Investments [Line Items]
Sale of Stock, Transaction Date			Jun. 15, 2011	Apr. 06, 2010
Sale of Stock, Consideration Received on Transaction				$ 85,281
Payments to Acquire Interest in Subsidiaries and Affiliates			20,000	50,000
Common Stock Issued And Outstanding				6,106,161
Sale of Stock, Percentage of Ownership after Transaction				54.60%
Spinoff Transaction Shares	2,667,015
Spinoff Transaction Of Ownership Percentage	80.00%
Noncontrolling Interest, Ownership Percentage by Parent	11.00%
Dividends, Common Stock, Stock	36,982
Sale of Stock, Number of Shares Issued in Transaction			14,250,000	5,892,330
Sale of Stock, Price Per Share			$ 7.50
Equity Method Investment Purchase Of Interest By Parent			2,666,667
Equity Method Investment, Ownership Percentage			14.45%
Percentage Of Representation In Executive Committee			100.00%
Equity Method Investments	29,842	0
Equity Method Investment, Quoted Market Value	18,101
Share Price	$ 5.43
Income (Loss) from Equity Method Investments	1,207
Operating Income Loss From Equity Method Investments	606
Gain (Loss) on Sale of Previously Unissued Stock by Subsidiary	601
Equity Method Investment, Dividends or Distributions	600
Dividends Receivable	$ 500